Inventories, Net Of Customer Advances (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Inventory, Net [Abstract]
Cost incurred on long-term contracts in progress	$ 939,599		$ 836,414
Raw materials	105,908		118,820
Advances to suppliers and subcontractors	48,223		40,116
Inventory, gross	1,093,730		995,350
Cost incurred on contracts in progress deducted from customer advances	80,331		68,170
Advances received from customers	72,555	[1]	95,131	[1]
Provision for losses on long-term contracts	72,045		76,017
Inventories, net of customer advances	$ 868,799		$ 756,032

[1]	The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (See Note 14).